Annual Report

July 31, 1998

INVESCO Small Company Value Fund

A no-load fund seeking
long-term capital growth










You should know
what INVESCO knows.(TM)

INVESCO FUNDS

Market Overview                                                     August 1998
   For most of the 1990s, the U.S. equity markets have enjoyed high returns with relatively limited volatility. In fact, many domestic equity investors have come to expect returns of greater than 20% on an annual basis. So many were shocked when the Asian financial crisis caused a market correction -- a decline in value of more than 10% from the high -- in the fall of 1997. And when the equity markets experienced another correction, especially in small- and mid-cap stocks, in the summer of 1998, speculation intensified that the bull market for equities might be over.
     However, as volatile as the equity markets seem, investors need to remember:

     o History has shown that market corrections are quite common, and that the seven-year period in the 1990s without a correction was highly unusual.
     o Over longer time periods, the average annual return on equities is between 10% to 12%.
     o Most bull markets end as a result of deteriorating economic conditions, increasing inflation, and rising interest rates.

     The last bullet point is very important when analyzing recent market volatility. Although economic growth, as measured by Gross Domestic Product
(GDP), slowed in the second quarter of 1998, the U.S. economy is still growing at an above-average rate of more than 3%. Granted, the Asian financial crisis has slowed growth here, but so far our economy has remained strong and consumer confidence is high. In addition, the threat of inflation is not present even though real wages are increasing; in many cases, both commodity and consumer prices are falling. Within this environment, the chances for an increase in interest rates are minimal and the likelihood of a continued expansion remains good.
     Although market volatility can be disconcerting to investors, it is a common occurrence when investing in equities. But if you are an investor who is uncomfortable with wide price swings, it may be a good time to evaluate your financial goals and adjust your portfolio accordingly. Remember that one of the best ways to reduce volatility is diversification.


INVESCO Small Company Value Fund

                            Small Company Value Fund
                           Average Annual Total Return
                                 as of 7/31/98(2)

               1 Year                                  -2.12%
               ----------------------------------------------
               Since Inception (12/93)                 12.01%
               ----------------------------------------------

     As the line graph illustrates, for the period from inception through 7/31/98, the value of a $10,000 investment in INVESCO Small Company Value Fund, plus reinvested dividends and capital gain distributions, would have risen to $16,979. The chart and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Of course, past performance is not a guarantee of future results.)(2)
     For the one-year period ended 7/31/98, INVESCO Small Company Value Fund had a total return of -2.12%, compared to a total return of 2.31% for smaller-capitalization stocks as measured by the Russell 2000.(1),(2)
     In managing the fund, we use a value-oriented, quantitative investment style. This approach skews the fund's holdings towards stocks with low price-to-book values, strong balance sheets, and a high degree of ownership by management. We seek to keep the fund industry-and sector-neutral, focusing instead on individual securities.

Graph:

     This line graph represents a comparison of the value of a $10,000 invest-ment in INVESCO Small Company Value Fund to the value of a $10,000 investment in the Russell 2000 Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 7/31/98.

     During the last 12 months, investors have increasingly turned their attention to a limited number of large-capitalization stocks. This has caused a significant difference in returns between large-cap and small-cap stocks, and has pushed relative valuations on large-caps to levels not seen since the early 1970s. Although small-cap stocks have lagged significantly over the past year, their relative valuations appear attractive. Many of these firms are benefiting from the strong domestic economy; in addition, they tend to have limited international exposure, so events in the Asian/Pacific Rim area may have minor effects on company fundamentals.
     Within the small-cap market, investors continue to favor growth stocks over value stocks -- causing the fund to underperform its benchmark. However, history has shown us that, over full market cycles, value stocks typically may outperform, rewarding patient investors who stick to this disciplined investment approach. (Of course, past performance is not a guarantee of future results.)
     Although individual security selection drives the performance of the fund, the financial services and consumer cyclical sectors enhanced results over the last 12 months. Both of these sectors continue to benefit from strength in the domestic economy. The financial services sector is in the midst of a major consolidation trend, offering continued potential.

Looking Forward
     Over the last four years, large-cap stocks have significantly outperformed small-caps. Historically, when relative valuations become this extreme, change may be imminent. When the current market environment shifts and investors re-visit small-cap stocks, we may enter a prolonged period where small-caps take the market lead.

Fund Management
     INVESCO Small Company Value Fund is managed by Bob Slotpole, senior vice president and director of equities for INVESCO Management & Research, Inc. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1)The Russell 2000 is an unmanaged index of common stocks considered representative of the smaller-capitalization stock market.

(2)Total  return  assumes   reinvestment  of  dividends  and  capital  gain
distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

Ten Largest Common Stock Holdings
  -- Small Company Value Fund
July 31, 1998
Description                                                           Value
-------------------------------------------------------------------------------
Orion Capital                                                   $    948,150
Shurgard Storage Centers Class A                                     849,750
Bindley Western Industries                                           804,396
Footstar Inc                                                         789,431
CHS Electronics                                                      732,950
Pulte Corp                                                           710,644
US Trust                                                             682,656
Imperial Bancorp                                                     676,744
Cullen/Frost Bankers                                                 669,375
Delphi Financial Group                                               661,994

Composition of holdings is subject to change.

--------------------------------------------------------------------------------
Statement of Investment Securities --
   Small Company Value Fund
July 31, 1998

--------------------------------------------------------------------------------
 %     Description                                    Shares          Value
--------------------------------------------------------------------------------
100.00 COMMON STOCKS
1.00   AEROSPACE & DEFENSE
       Esterline Technologies                         9,600     $    169,200

       GenCorp Inc                                   15,500          357,469
--------------------------------------------------------------------------------
                                                                     526,669
--------------------------------------------------------------------------------
1.08   AIR FREIGHT
       Airborne Freight                              15,600          372,450
       Halter Marine Group(a)                        12,400          196,850
--------------------------------------------------------------------------------
                                                                     569,300
--------------------------------------------------------------------------------
0.56   AIRLINES
       America West Holdings Class B(a)              12,200          293,562
--------------------------------------------------------------------------------
2.17   AUTO PARTS
       Arvin Industries                              15,100          587,012
       Borg-Warner Automotive                         5,000          235,312
       Detroit Diesel(a)                             15,000          320,625
--------------------------------------------------------------------------------
                                                                   1,142,949
--------------------------------------------------------------------------------
 8.64  BANKS
       Commerce Bancorp                               2,625          119,437
       Cullen/Frost Bankers                          12,600          669,375
       FirstBank Puerto Rico                         11,100          301,781
       HUBCO Inc                                     10,500          340,594
       Imperial Bancorp(a)                           23,850          676,744

       Independent Bank                               9,600     $    171,600
       Riggs National                                18,200          502,775
       Silicon Valley Bancshares(a)                   5,500          170,500
       TR Financial                                  10,600          400,150
       Trustmark Corp                                 6,700          134,419
       US Trust                                       8,500          682,656
       Union Planters                                 7,168          390,636
--------------------------------------------------------------------------------
                                                                   4,560,667
--------------------------------------------------------------------------------
1.85   BEVERAGES
       Canandaigua Brands Class A(a)                 11,600          546,650
       Coors (Adolph) Co Class B                     11,400          429,994
--------------------------------------------------------------------------------
                                                                     976,644
--------------------------------------------------------------------------------
5.39   BUILDING MATERIALS
       Cameron Ashley Building
       Products(a)                                   12,000          194,250
       Centex Construction Products                  10,700          465,450
       General Cable                                 11,600          337,125
       Southdown Inc                                 10,500          656,906
       TJ International                              23,500          546,375
       Texas Industries                              17,400          648,150
--------------------------------------------------------------------------------
                                                                   2,848,256
--------------------------------------------------------------------------------
0.35   CABLE
       Adelphia Communications
       Class A(a)                                     5,200          185,575

--------------------------------------------------------------------------------
1.23   CHEMICALS
       Dexter Corp                                    8,600          235,425
       Ferro Corp                                    10,000          230,000
       NL Industries                                  8,900          184,675
--------------------------------------------------------------------------------
                                                                     650,100
--------------------------------------------------------------------------------
 1.63  COMMUNICATIONS -- EQUIPMENT
          & MANUFACTURING
       Comverse Technology(a)                         9,400          479,988
       Tekelec(a)                                    12,200          244,000
       World Access(a)                                4,700          135,125
--------------------------------------------------------------------------------
                                                                     859,113
--------------------------------------------------------------------------------
3.07   COMPUTER RELATED
       BancTec Inc(a)                                11,050          177,491
       CHS Electronics(a)                            42,800          732,950
       Inter-Tel Inc                                 13,500          216,422
       Stratus Computer(a)                            4,000          115,000
       Symantec Corp(a)                               8,200          198,850
       Systems & Computer Technology(a)               8,200          180,400
--------------------------------------------------------------------------------
                                                                   1,621,113
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
0.44   CONSUMER FINANCE
       FIRSTPLUS Financial Group(a)                   5,900          230,100
--------------------------------------------------------------------------------
1.01   CONTAINERS
       AptarGroup Inc                                 8,700          535,594
--------------------------------------------------------------------------------
0.26   DISTRIBUTION
       Russ Berrie & Co                               5,900          135,700
--------------------------------------------------------------------------------
5.68   ELECTRIC UTILITIES
       Central Maine Power                           17,700     $    335,194
       CILCORP Inc                                    6,000          280,875
       Cleco Corp                                     6,100          181,094
       Commonwealth Energy
       Systems SBI                                   14,000          497,000
       Hawaiian Electric Industries                  10,400          393,250
       Interstate Energy                             15,276          447,778
       Minnesota Power                                8,800          347,050
       SIGCORP Inc                                   17,000          514,250
--------------------------------------------------------------------------------
                                                                   2,996,491
--------------------------------------------------------------------------------
0.95   ELECTRICAL EQUIPMENT
       Moog Inc Class A(a)                            7,800          271,050
       Technitrol Inc                                 9,800          231,525
--------------------------------------------------------------------------------
                                                                     502,575
--------------------------------------------------------------------------------
0.48   ELECTRONICS
       Superior Telecom                               7,400          255,300
--------------------------------------------------------------------------------
2.84   ELECTRONICS-- SEMICONDUCTOR
       DII Group(a)                                  14,700          238,875
       DSP Group(a)                                  13,600          273,700
       Integrated Circuit Systems(a)                 21,300          271,575
       PMC-Sierra Inc(a)                              7,000          286,125
       Plexus Corp(a)                                21,300          429,994
--------------------------------------------------------------------------------
                                                                   1,500,269
--------------------------------------------------------------------------------
0.27   FINANCIAL
       Doral Financial                                7,600          141,550
--------------------------------------------------------------------------------
       Smithfield Foods(a)                            8,500          201,875
--------------------------------------------------------------------------------
0.93   GAMING
       Anchor Gaming(a)                               6,600          448,800
       Grand Casinos(a)                               3,300           41,044
--------------------------------------------------------------------------------
                                                                     489,844
--------------------------------------------------------------------------------
1.55   HEALTH CARE DRUGS -- PHARMACEUTICALS
       Bindley Western Industries                    26,266          804,396
       Herbalife International Class A                  600           11,437
--------------------------------------------------------------------------------
                                                                     815,833
--------------------------------------------------------------------------------

4.15   HEALTH CARE RELATED
       ATL Ultrasound(a)                              6,900         345,647
       Arterial Vascular Engineering(a)              11,000         434,500

       Datascope Corp(a)                              9,400         213,850
       Express Scripts Class A(a)                     1,400         102,944
       Integrated Health Services                    10,600         328,600

       OEC Medical Systems(a)                         9,400         206,800

       SonoSight Inc(a)                                   2              15
       Theragenics Corp(a)                           10,700         175,213
       Trigon Healthcare(a)                          12,200         382,013
--------------------------------------------------------------------------------
                                                                  2,189,582
--------------------------------------------------------------------------------
2.36   HOMEBUILDING
       Kaufman & Broad Home                           7,800         217,912
       Lennar Corp                                    5,200         143,650
       Pulte Corp                                    25,100         710,644
       US Home(a)                                     4,700         175,956
--------------------------------------------------------------------------------
                                                                  1,248,162
--------------------------------------------------------------------------------
1.23   HOUSEHOLD FURNITURE & APPLIANCES
       Ethan Allen Interiors                          7,000         289,187
         Furniture Brands International(a)           12,800         361,600
--------------------------------------------------------------------------------
                                                                    650,787
--------------------------------------------------------------------------------
7.14   INSURANCE
       American Heritage Life Investment             10,200         246,075
       Delphi Financial Group(a)                     11,795         661,994
       Executive Risk                                 3,300         159,844
       FBL Financial Group                           12,200         304,237
       Fidelity National Financial                    6,900         260,044

       Fremont General                                8,700         497,531
       NAC Re                                         9,400         483,513
       Orion Capital                                 19,600         948,150
       Selective Insurance Group                      7,900         153,063
       Vesta Insurance Group                          3,800          57,000
--------------------------------------------------------------------------------
                                                                  3,771,451
--------------------------------------------------------------------------------
0.66   INVESTMENT BANK/BROKER FIRM
       Advest Group                                   9,400         250,862
       Raymond James Financial                        3,900          99,938
--------------------------------------------------------------------------------
                                                                    350,800
--------------------------------------------------------------------------------
0.62   IRON & STEEL
       AK Steel Holding                              14,000         223,125
       National Steel Class B                        10,900         106,275
--------------------------------------------------------------------------------
                                                                    329,400
--------------------------------------------------------------------------------
0.37   LODGING -- HOTELS
       Bristol Hotels & Resorts(a)(b)                 4,275          29,658

       Prime Hospitality(a)                          11,600         164,575
--------------------------------------------------------------------------------
                                                                    194,233
--------------------------------------------------------------------------------

2.72   MACHINERY
       Applied Power Class A                          9,400         311,375
       Asyst Technologies(a)                          8,700         116,906
       Gencor Industries                              7,200         122,400
       Manitowoc Co                                   7,200         241,200
       NACCO Industries Class A                       1,900         219,094
       Terex Corp(a)                                 20,300         425,031
--------------------------------------------------------------------------------
                                                                  1,436,006
--------------------------------------------------------------------------------
1.14   MANUFACTURING
       Albany International Class A                  15,900         327,937
       Robbins & Myers                                5,900         168,150
       Tredegar Industries                            4,500         104,063
--------------------------------------------------------------------------------
                                                                    600,150
--------------------------------------------------------------------------------
2.19   NATURAL GAS
       Eastern Enterprises                            9,000         359,437
       NUI Corp                                      11,900         263,288
--------------------------------------------------------------------------------
%      Description                                   Shares           Value
--------------------------------------------------------------------------------
       ONEOK Inc                                     15,600    $    532,350
--------------------------------------------------------------------------------
                                                                  1,155,075
--------------------------------------------------------------------------------
1.93   OFFICE EQUIPMENT & SUPPLIES
       Knoll Inc(a)                                  13,800         488,175
       United Stationers(a)                           7,800         529,425
--------------------------------------------------------------------------------
                                                                  1,017,600
--------------------------------------------------------------------------------
2.89   OIL & GAS RELATED
       Cliffs Drilling(a)                             7,600         156,275
       Energen Corp                                  10,000         171,875
       HS Resources(a)                                8,400          92,925
       Marine Drilling(a)                            25,300         281,463
       Maverick Tube(a)                              19,200         158,400
       St Mary Land & Exploration                     5,000          98,750

       Veritas DGC(a)                                17,100         568,575
--------------------------------------------------------------------------------
                                                                  1,528,263
--------------------------------------------------------------------------------
0.89   PUBLISHING
       Consolidated Graphics(a)                       5,700         335,231
       Pulitzer Publishing                            1,566         132,816
--------------------------------------------------------------------------------
                                                                    468,047
--------------------------------------------------------------------------------
9.82   REAL ESTATE INVESTMENT TRUST
       American General Hospitality                  25,500         486,094

       CBL & Associates Properties                   26,700         649,144
       Essex Property Trust                           9,300         283,650
       FelCor Lodging Trust                          13,057         360,693
       Gables Residential Trust SBI                  13,200         353,925
       Innkeepers USA Trust                          31,000         377,812
       Koger Equity                                  20,600         383,675
       MGI Properties                                11,800         310,488
       Macerich Co                                   10,100         275,856
       Prentiss Properties Trust                     16,400         390,525
       SL Green Realty                                6,400         140,800

       Shurgard Storage Centers Class A               30,900        849,750
       Sunstone Hotel Investors                       29,100        323,738
--------------------------------------------------------------------------------
                                                                  5,186,150
--------------------------------------------------------------------------------
2.68   RESTAURANTS
       Brinker International(a)                       15,400        300,300

       CEC Entertainment(a)                           16,700        446,725
       CKE Restaurants                                12,760        476,905
       Cheesecake Factory(a)                           9,800        191,100
--------------------------------------------------------------------------------
                                                                  1,415,030
--------------------------------------------------------------------------------
5.37   RETAIL
       Abercrombie & Fitch Class A(a)                  7,300        338,994
       American Eagle Outfitters(a)                    9,300        459,187
       Footstar Inc(a)                                21,300        789,431
       Pier 1 Imports                                 25,125        391,008
       Proffitt's Inc(a)                               7,700        242,550
       Shopko Stores(a)                               21,000        614,250
--------------------------------------------------------------------------------
                                                                  2,835,420
--------------------------------------------------------------------------------
4.28   SAVINGS & LOAN
       Astoria Financial                               9,300        466,162
       Downey Financial                               10,920        354,900
       FirstFed Financial(a)                          22,600        491,550
       Flagstar Bancorp                                7,200        179,100
       Peoples Heritage Financial Group               18,800        425,350

       Sovereign Bancorp                              11,860        190,131
       St Paul Bancorp                                 6,700        150,750
--------------------------------------------------------------------------------
                                                                  2,257,943
--------------------------------------------------------------------------------
1.33   SERVICES
       Billing Information Concepts(a)                25,700        342,131
       Norrell Corp                                   10,200        195,713
       StaffMark Inc(a)                                6,100        163,175
--------------------------------------------------------------------------------
                                                                    701,019
--------------------------------------------------------------------------------
0.73   TELECOMMUNICATIONS -- CELLULAR
         & WIRELESS
       Brightpoint Inc(a)                             16,200        230,850
       CellStar Corp(a)                                1,300         18,200
       WinStar Communications(a)                       4,200        138,600
--------------------------------------------------------------------------------
                                                                    387,650
--------------------------------------------------------------------------------
1.51   TELECOMMUNICATIONS -- LONG DISTANCE
       Dycom Industries(a)                            14,100        484,687
       Pacific Gateway Exchange(a)                     5,100        204,000
       SmarTalk TeleServices(a)                        6,700        110,969
--------------------------------------------------------------------------------
                                                                    799,656
--------------------------------------------------------------------------------
0.41   TELEPHONE
       e.spire Communications(a)                      10,900        218,000
--------------------------------------------------------------------------------
       Burlington Industries(a)                       50,900        531,269
       Galey & Lord Inc(a)                            11,800        146,025
--------------------------------------------------------------------------------
                                                                    677,294
--------------------------------------------------------------------------------
       Springs Industries Class A                     11,200        429,100
--------------------------------------------------------------------------------

1.00   TOBACCO
       DiMon Inc                                      19,000        206,625
       Standard Commercial                            10,800        108,000
       Universal Corp                                  6,100        212,356
--------------------------------------------------------------------------------
                                                                    526,981
--------------------------------------------------------------------------------
0.35   TRUCKERS
       Johnstown America Industries(a)                10,900        182,575
--------------------------------------------------------------------------------
0.38   UTILITIES WATER
       E'town Corp                                     5,000   $    202,812
--------------------------------------------------------------------------------
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $54,053,744)
       (Cost for Income Tax Purposes
       $54,090,987)                                            $ 52,798,265
================================================================================

(a)      Security is non-income producing.

(b)      Security is a when-issued security.

See Notes to Financial Statements

Statement of Assets and Liabilities --
  Small Company Value Fund
July 31, 1998

ASSETS
Investment Securities at Value
  (Cost $54,053,744)                                           $  52,798,265
Cash                                                                 300,075
Receivables:
  Investment Securities Sold                                       1,012,741
  Fund Shares Sold                                                    69,892
  Dividends and Interest                                              50,693
Prepaid Expenses and Other Assets                                     22,381
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      54,254,047
--------------------------------------------------------------------------------
LIABILITIES
Payables:
  Distributions to Shareholders                                        5,713
  Investment Securities Purchased                                    338,699
  Fund Shares Repurchased                                            388,031
Accrued Distribution Expenses                                          4,067
Accrued Expenses and Other Payables                                   20,452
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    756,962
--------------------------------------------------------------------------------
Net Assets at Value                                            $  53,497,085
--------------------------------------------------------------------------------
NET ASSETS
Paid-in Capital(a)                                             $  51,613,505
Accumulated Undistributed Net
  Investment Income                                                   30,966
Accumulated Undistributed Net Realized
  Gain on Investment Securities                                    3,108,093
Net Depreciation of Investment Securities                         (1,255,479)

--------------------------------------------------------------------------------
Net Assets at Value                                            $  53,497,085
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price per Share                                              $       11.02
--------------------------------------------------------------------------------

(a)The Fund has 100 million authorized shares of common stock, par value of $0.01 per share, of which 4,856,426 were outstanding at July 31, 1998.

See Notes to Financial Statements

Statement of Operations --
   Small Company Value Fund
Year Ended July 31, 1998


INVESTMENT INCOME
INCOME
Dividends                                                       $     836,967
Interest                                                              222,167
--------------------------------------------------------------------------------
  TOTAL INCOME                                                      1,059,134
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees                                              494,071
Distribution Expenses                                                   5,173
Transfer Agent Fees                                                   208,312
Administrative Fees                                                    19,881
Custodian Fees and Expenses                                            35,583
Directors' Fees and Expenses                                           12,516
Professional Fees and Expenses                                         22,227
Registration Fees and Expenses                                         81,370
Reports to Shareholders                                                26,321
Other Expenses                                                          5,686
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                      911,140
  Fees and Expenses Absorbed by Investment Adviser                    (82,438)
  Fees and Expenses Paid Indirectly                                    (7,278)
--------------------------------------------------------------------------------
  NET EXPENSES                                                        821,424
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 237,710
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                          8,225,785
Change in Net Depreciation of Investment Securities                (8,104,057)
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENT SECURITIES                                     121,728
--------------------------------------------------------------------------------
Net Increase in Net Assets from Operations                     $      359,438
================================================================================

See Notes to Financial Statements

Statement of Changes in Net Assets
   -- Small Company Value Fund

                                                            Year Ended July 31
--------------------------------------------------------------------------------
                                                           1998           1997
OPERATIONS
Net Investment Income                              $    237,710   $    375,616
Net Realized Gain on Investment
  Securities                                          8,225,785      9,253,370
Change in Net Appreciation
  (Depreciation) of Investment
  Securities                                         (8,104,057)     6,341,586
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                       359,438     15,970,572
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income                                  (239,736)      (380,682)
Net Realized Gain on Investment
  Securities                                        (14,101,863)    (6,451,835)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 (14,341,599)    (6,832,517)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                       249,127,951    259,425,974
Reinvestment of Distributions                        12,956,406      6,781,554
--------------------------------------------------------------------------------
                                                    262,084,357    266,207,528
Amounts Paid for Repurchases
  of Shares                                        (253,154,064)  (263,489,815)
--------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS FROM FUND
  SHARE TRANSACTIONS                                  8,930,293      2,717,713
--------------------------------------------------------------------------------
Total Increase (Decrease) in
  Net Assets                                         (5,051,868)    11,855,768
NET ASSETS
Beginning of Period                                  58,548,953     46,693,185
--------------------------------------------------------------------------------
  Accumulated Undistributed
  Net Investment Income of
  $30,966 and $10,517,
  respectively                                     $ 53,497,085   $ 58,548,953
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS
Shares Sold                                          18,287,646     19,903,341
Shares Issued from Reinvestment
  of Distributions                                    1,148,058        551,365
--------------------------------------------------------------------------------
                                                     19,435,704     20,454,706
Shares Repurchased                                  (18,497,657)   (20,367,666)
--------------------------------------------------------------------------------
Net Increase in Fund Shares                             938,047         87,040
================================================================================

See Notes to Financial Statements

Notes to Financial Statements -- Small Company Value Fund

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Diversified Funds, Inc. is incorporated in Maryland and presently consists of Small Company Value Fund (the "Fund"). The investment objective of the Fund is to seek long-term capital growth. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilites and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
        If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.
        Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium is recorded on the accrual basis. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
        Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended July 31, 1998, 2.83% qualified for the dividends received deduction available to the Fund's corporate shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for nontaxable dividends, net operating losses and expired capital loss carryforwards. For the year ended July 31, 1998, the Fund reclassified $22,475 from accumulated
     undistributed   net  realized  gain  on  investment securities to
     accumulated undistributed net investment income. Net investment income, net realized gains, paid-in capital and net assets were not affected.

F. EXPENSES -- Under an agreement between the Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.75% of average net assets.
     In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of the Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
     A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") became effective June 1, 1998. The plan provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of new assets. For the year ended July 31, 1998, the Fund paid the Distributor $1,106 under the plan of distribution.
     IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
     In accordance with an Administrative Agreement, the Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by the Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended July 31, 1998, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $81,929,293 and $79,937,700, respectively.
     There were no purchases or sales of U.S. Government Securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At July 31, 1998, the gross appreciation of securities in which there was an excess of value over tax cost amounted to $5,337,173 and the gross depreciation of securities in which there was an excess of tax cost over value amounted to $6,629,895, resulting in net depreciation of $1,292,722.

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, IDI or IMR.

     The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate of 40% of the retainer fee at the time of retirement. As of July 1, 1998, benefits are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.
     Pension expenses for the year ended July 31, 1998, included in Directors' Fees and Expenses in the Statement of Operations were $1,213. Unfunded accrued pension costs of $1,607 and pension liability of $4,172 are included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities.

NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of the Fund. The Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At July 31, 1998, there were no such borrowings.

      --------------------------------------------------------------------
Other Information
UNAUDITED

On May 6, 1998, a special meeting of the shareholders of the Fund was held at which they approved a Plan and Agreement of Distribution for the Fund. The votes were: For - 4,162,013, Against - 184,110 and Abstain - 440,368; for a Total of 4,786,491.

                      Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO Diversified Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Small Company Value Fund (the sole portfolio constituting INVESCO Diversified Funds, Inc., hereafter referred to as the "Fund") at July 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.







/s/ PricewaterhouseCoopers LLP
---------------------------------
PricewaterhouseCoopers LLP

Denver, Colorado
September 4, 1998


Financial Highlights - Small Company Value Fund
(For a Fund Share Outstanding Throughout Each Period)



                                                                                                  Period
                                                                                                   Ended
                                                            Year Ended July 31                    July 31
-------------------------------------------------------------------------------------------------------------------
                                               1998         1997         1996         1995       1994(a)
PER SHARE DATA
Net Asset Value - Beginning of Period         $14.94       $12.19       $11.77       $ 9.76       $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS

Net Investment Income                           0.06         0.09         0.08         0.05         0.06

Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)              (0.30)        4.10         0.68         2.05        (0.28)
-------------------------------------------------------------------------------------------------------------------
Total from Investment Operations               (0.24)        4.19         0.76         2.10        (0.22)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS

Dividends from Net Investment Income            0.05         0.09         0.08         0.09         0.02

Distributions from Capital Gains                3.63         1.35         0.26         0.00         0.00
-------------------------------------------------------------------------------------------------------------------
Total Distributions                             3.68         1.44         0.34         0.09         0.02
-------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period               $11.02       $14.94       $12.19       $11.77       $ 9.76
===================================================================================================================

TOTAL RETURN                                 (2.12%)       36.97%        6.47%       21.64%       (2.21%)(b)

RATIOS
Net Assets - End of Period
   ($000 Omitted)                            $53,497     $58,549       $46,693      $40,071      $13,474
Ratio of Expenses to Average
   Net Assets(c)                               1.26%(d)     1.25%(d)     1.09%(d)     1.00%        1.00%(e)
Ratio of Net Investment Income
   to Average Net Assets(c)                    0.36%        0.75%        0.61%        0.84%        1.20%(e)
Portfolio Turnover Rate                         132%         147%         156%          73%          55%(b)


(a) From December 1, 1993, commencement of investment operations, to July 31, 1994.

(b) Based on operations for the period shown and, accordingly, are not representative of a full year.

(c) Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the years ended July 31, 1998, 1997, 1996 and 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.38%, 1.35%, 1.09%, 1.32% and 1.64% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.24%, 0.65%, 0.61%, 0.52% and 0.56% (annualized), respectively.

(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

(e) Annualized

                          FAMILY OF FUNDS

                                                                  Newspaper
Fund Name                          Fund Code    Ticker Symbol    Abbreviation
-------------------------------------------------------------------------------
International
International Growth                 49             FSIGX             IntlGr
Emerging Markets                     43              *                  *
Asian Growth                         41             IVAGX             AsianGr
Pacific Basin                        54             FPBSX             PcBas
European                             56             FEURX             Europ
European Small Company               37             IVECX             EuroSmCo
Latin American Growth                34             IVSLX             LatinAmGr
-------------------------------------------------------------------------------
Sector
Energy                               50             FSTEX             Enrgy
Environmental Services               59             FSEVX             Envirn
Financial Services                   57             FSFSX             FinSvc
Gold                                 51             FGLDX             Gold
Health Sciences                      52             FHLSX             HlthSc
Leisure                              53             FLISX             Leisur
Realty                               42             IVSRX             Realty
Technology                           55             FTCHX             Tech
Utilities                            58             FSTUX             Util
Worldwide Capital Goods              38             ISWGX             WldCap
Worldwide Communications             39             ISWCX             WldCom
-------------------------------------------------------------------------------
Equity
Growth & Income                      21             IVGIX             GRI
Growth                               10             FLRFX             Grwth
Dynamics                             20             FIDYX             Dynm
Small Company Growth                 60             FIEGX             SmCoGth
Value Equity                         46             FSEQX             ValEq
Small Company Value                  74             IDSCX             SmCoVal
S&P 500 Index Fund Class II          23             ISPIX             SP500II
-------------------------------------------------------------------------------
All-Weather
Industrial Income                    15             FIIIX             IndInc
Multi-Asset Allocation               70             IMAAX             MulAstAl
Total Return                         48             FSFLX             TotRtn
Balanced                             71             IMABX             Bal
-------------------------------------------------------------------------------
Bond
Short-Term Bond                      33             INIBX             ShTrBd
Intermediate Government Bond         47             FIGBX             IntGov
U.S. Government Securities           32             FBDGX             USGvt

Select Income                        30             FBDSX             SelInc
High Yield                           31             FHYPX             HiYld
-------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond           36             IVTIX               *
Tax-Free Long-Term Bond              35             FTIFX             TxFre
-------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund           44             FUGXX             InvGvtMF
Cash Reserves                        25             FDSXX             InvCshR
Tax-Free Money Fund                  40             FFRXX             InvTaxFree

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

EASIVEST AUTHORIZATION FOR AUTOMATIC INVESTMENTS

   Before returning this Authorization, please be sure to contact your bank for the correct ABA number and account number.

I authorize INVESCO Funds Group to transfer money from my checking or savings account on or about the 7th or 21st (check one) day of each month for the amounts and funds indicated below:

Fund___________________________________ Acct.#_______________________________

$__________________________ ($50 minimum)       ___ 7th           ___21st

------------------------------------------------------------------------------
Bank Name
------------------------------------------------------------------------------
Bank Street Address
------------------------------------------------------------------------------
City, State, Zip
------------------------------------------------------------------------------
ABA Number (available from your bank)       Bank Phone Number
___________________________     This is a __Checking Account __ Savings Account
Bank Account Number
------------------------------------------------------------------------------
Owner's Name (First, Middle Initial, Last)
------------------------------------------------------------------------------
Joint Owner's Name (First, Middle Initial, Last)
------------------------------------------------------------------------------
Owner Street Address
------------------------------------------------------------------------------
City, State, Zip
------------------------------------------------------------------------------
Signature                                                   Date
------------------------------------------------------------------------------
Signature                                                   Date
------------------------------------------------------------------------------
Daytime Telephone Number                          Evening Telephone Number

Don't forget to attach a voided check or deposit slip.

This authority is to remain in effect until I revoke it in writing and, until INVESCO receives such notification, I agree INVESCO will be fully protected in honoring any such electronic debit. I further agree that if any such electronic debit is not honored, whether with cause or without cause and whether intentionally or unintentionally, INVESCO will not be liable whatsoever. This authorization will become a part of the fund application subject to the terms, representations and conditions thereof.

Like other investment systems, period investment plans do not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

EasiVest makes it easy to pay yourself first.

     It seems that for most of us the hardest part of investing at regular intervals comes down to imply writing the check, finding the stamp, and putting it in the mail. But with INVESCO's EasiVest it's so easy that we'll do almost all the work for you.

     After you fill out the authorization and return it with a voided check, the exact dollar amount you specify will be electronically transferred from your bank account to your designated fund on the same day each month.

Using EasiVest is one of the few time when you'll find the easy way may also be on of the best.

     For years smart investors have used an investment strategy known as dollar-cost averaging. It only makes sense that when prices are high an investor will want to buy fewer shares, and when prices are low he will want to buy more. By investing a fixed amount at regular intervals with INVESCO's EasiVest, you can take advantage of these market fluctuations.

     Over a sufficient period of time, dollar-cost averaging may make the average price you pay per share less than the actual average price per share. So follow the lead of successful investors and take advantage of dollar-cost averaging with INVESCO's EasiVest.

     Like other investment systems, periodic investment plans to not insure a profit, nor do they protect against loss in a falling market. Since these plans involve continuous investment in securities regardless of fluctuating price levels in the market, you should consider your financial ability to continue purchases through low price levels. Finally, be aware that you will incur a loss under the plan if you decide to liquidate your account when the market value of accumulated shares is less than their cost.

     Just follow these simple authorization instructions and let INVESCO's EasiVest help you build for your future.

     1. Call your bank for their ABA and account numbers. Then complete the EasiVest authorization and sign it the same way you would your personal checks.

     2. Enclose an unsigned, personal check or savings deposit slip marked
        "Void."

     3. Place a voided check or savings deposit slip and signed authorization form in an envelope; then mail it to us.

     It's that easy to start building your mutual fund portfolio. And you can take advantage of INVESCO's EasiVest with as little as $50 a month.

Questions?  Call us at 1-800-525-8085.
Start building for your future today.

INVESCO FUNDS

INVESCO Distributors, Inc., (SM)
Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

1-800-525-8085
PAL(R): 1-800-424-8085
http://www.invesco.com

In Denver, visit one of our
convenient Investor Centers:
Cherry Creek,
155-B Fillmore Street
Denver Tech Center,
7800 East Union Avenue,
Lobby Level

This information must be
preceded or accompanied
by a current prospectus.